Average Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund Retail)	Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Intermediate-Term Government Bond Index F
Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares
9/1/2013 - 8/31/2014
				Barclays U.S. 3-10 Year Government Float Adjusted Index Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.74%)	(3.36%)	(1.49%)	(2.64%)
Since Inception	2.55%	1.71%	1.70%	2.68%